Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Commodity contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 790.3	$ 347.6
Foreign currency exchange contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	158.1	56.8
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 750.0	$ 0